Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial Instruments Carried at Fair Value on Recurring Basis
The following tables present the financial instruments carried at fair value at Dec. 31, 2023 and Dec. 31, 2022, by caption on the consolidated balance sheet and by the three-level valuation hierarchy. We have included credit ratings information in certain of the tables because the information indicates the degree of credit risk to which we are exposed, and significant changes in ratings classifications could result in increased risk for us.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2023					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Assets
Available-for-sale securities:
U.S. Treasury	$16,604	$—	$—	$—	$16,604
Non-U.S. government (b)	2,439	15,943	—	—	18,382
Agency RMBS	—	13,111	—	—	13,111
Agency commercial MBS	—	7,729	—	—	7,729
Foreign covered bonds	—	6,334	—	—	6,334
CLOs	—	6,137	—	—	6,137
Non-agency commercial MBS	—	2,935	—	—	2,935
U.S. government agencies	—	2,901	—	—	2,901
Non-agency RMBS	—	1,740	—	—	1,740
Other ABS	—	943	—	—	943
Other debt securities	—	1	—	—	1
Total available-for-sale securities	19,043	57,774	—	—	76,817
Trading assets:
Debt instruments	1,246	2,255	—	—	3,501
Equity instruments	4,518	—	—	—	4,518
Derivative assets not designated as hedging:
Interest rate	7	1,053	—	(751)	309
Foreign exchange	—	9,227	—	(7,498)	1,729
Equity and other contracts	—	8	—	(7)	1
Total derivative assets not designated as hedging	7	10,288	—	(8,256)	2,039
Total trading assets	5,771	12,543	—	(8,256)	10,058
Other assets:
Derivative assets designated as hedging:
Interest rate	—	214	—	—	214
Foreign exchange	—	22	—	—	22
Total derivative assets designated as hedging	—	236	—	—	236
Other assets (c)	486	386	—	—	872
Total other assets	486	622	—	—	1,108
Assets measured at NAV (c)					153
Total assets	$25,300	$70,939	$—	$(8,256)	$88,136
Percentage of total assets prior to netting	26%	74%	—%

Liabilities
Trading liabilities:
Debt instruments	$2,508	$12	$—	$—	$2,520
Equity instruments	23	—	—	—	23
Derivative liabilities not designated as hedging:
Interest rate	8	1,339	—	(635)	712
Foreign exchange	—	9,282	—	(6,341)	2,941
Equity and other contracts	9	135	—	(114)	30
Total derivative liabilities not designated as hedging	17	10,756	—	(7,090)	3,683
Total trading liabilities	2,548	10,768	—	(7,090)	6,226
Other liabilities
Derivative liabilities designated as hedging:
Interest rate	—	—	—	—	—
Foreign exchange	—	173	—	—	173
Total derivative liabilities designated as hedging	—	173	—	—	173
Other liabilities	—	22	—	—	22
Total other liabilities	—	195	—	—	195
Total liabilities	$2,548	$10,963	$—	$(7,090)	$6,421
Percentage of total liabilities prior to netting	19%	81%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes supranational securities.
(c)    Includes seed capital, private equity investments and other assets.

Assets and liabilities measured at fair value on a recurring basis at Dec. 31, 2022					Total carrying value
(dollars in millions)	Level 1	Level 2	Level 3	Netting (a)
Assets
Available-for-sale securities:
U.S. Treasury	$29,533	$—	$—	$—	$29,533
Non-U.S. government (b)	4,237	16,102	—	—	20,339
Agency RMBS	—	8,957	—	—	8,957
Agency commercial MBS	—	8,060	—	—	8,060
Foreign covered bonds	—	5,758	—	—	5,758
CLOs	—	5,343	—	—	5,343
Non-agency commercial MBS	—	2,977	—	—	2,977
U.S. government agencies	—	2,294	—	—	2,294
Non-agency RMBS	—	2,029	—	—	2,029
Other ABS	—	1,319	—	—	1,319
Other debt securities	—	13	—	—	13
Total available-for-sale securities	33,770	52,852	—	—	86,622
Trading assets:
Debt instruments	1,590	1,901	—	—	3,491
Equity instruments	3,791	—	—	—	3,791
Derivative assets not designated as hedging:
Interest rate	10	1,287	—	(986)	311
Foreign exchange	—	9,433	—	(7,215)	2,218
Equity and other contracts	4	98	—	(5)	97
Total derivative assets not designated as hedging	14	10,818	—	(8,206)	2,626
Total trading assets	5,395	12,719	—	(8,206)	9,908
Other assets:
Derivative assets designated as hedging:
Interest rate	—	205	—	—	205
Foreign exchange	—	114	—	—	114
Total derivative assets designated as hedging	—	319	—	—	319
Other assets (c)	294	220	—	—	514
Total other assets	294	539	—	—	833
Assets measured at NAV (c)					138
Total assets	$39,459	$66,110	$—	$(8,206)	$97,501
Percentage of total assets prior to netting	37%	63%	—%

Liabilities
Trading liabilities:
Debt instruments	$2,373	$101	$—	$—	$2,474
Equity instruments	97	—	—	—	97
Derivative liabilities not designated as hedging:
Interest rate	6	1,578	—	(798)	786
Foreign exchange	—	9,456	—	(7,444)	2,012
Equity and other contracts	—	17	—	(1)	16
Total derivative liabilities not designated as hedging	6	11,051	—	(8,243)	2,814
Total trading liabilities	2,476	11,152	—	(8,243)	5,385
Other liabilities:
Derivative liabilities designated as hedging:
Foreign exchange	—	220	—	—	220
Total derivative liabilities designated as hedging	—	220	—	—	220
Other liabilities	—	1	—	—	1
Total other liabilities	—	221	—	—	221
Total liabilities	$2,476	$11,373	$—	$(8,243)	$5,606
Percentage of total liabilities prior to netting	18%	82%	—%
(a)    ASC 815, Derivatives and Hedging, permits the netting of derivative receivables and derivative payables under legally enforceable master netting agreements and permits the netting of cash collateral. Netting is applicable to derivatives not designated as hedging instruments included in trading assets or trading liabilities and derivatives designated as hedging instruments included in other assets or other liabilities. Netting is allocated to the derivative products based on the net fair value of each product.
(b)    Includes supranational securities.
(c)    Includes seed capital, private equity investments and other assets.

Details Of Certain Items Measured At Fair Value on Recurring Basis

Details of certain available-for-sale securities measured at fair value on a recurring basis	Dec. 31, 2023						Dec. 31, 2022
	Total carrying value (b)	Ratings (a)					Total carrying value (b)	Ratings (a)
		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower	Not rated		AAA/ AA-	A+/ A-	BBB+/ BBB-	BB+ and lower	Not rated
(dollars in millions)
Non-agency RMBS, originated in:
2008-2023	$1,487	100%	—%	—%	—%	—%	$1,728	100%	—%	—%	—%	—%
2007 and earlier	253	5	13	1	40	41	301	5	13	1	45	36
Total non-agency RMBS	$1,740	86%	2%	—%	6%	6%	$2,029	86%	2%	—%	7%	5%
Non-agency commercial MBS originated in:
2009-2023	$2,935	100%	—%	—%	—%	—%	$2,977	100%	—%	—%	—%	—%
Foreign covered bonds:
Canada	$2,473	100%	—%	—%	—%	—%	$2,384	100%	—%	—%	—%	—%
UK	1,035	100	—	—	—	—	1,215	100	—	—	—	—
Australia	689	100	—	—	—	—	696	100	—	—	—	—
Germany	664	100	—	—	—	—	542	100	—	—	—	—
Other	1,473	100	—	—	—	—	921	100	—	—	—	—
Total foreign covered bonds	$6,334	100%	—%	—%	—%	—%	$5,758	100%	—%	—%	—%	—%
Non-U.S. government:
Germany	$2,658	100%	—%	—%	—%	—%	$3,103	100%	—%	—%	—%	—%
France	1,562	100	—	—	—	—	1,905	100	—	—	—	—
Canada	1,336	95	5	—	—	—	1,354	92	8	—	—	—
UK	1,316	100	—	—	—	—	2,225	100	—	—	—	—
Belgium	511	100	—	—	—	—	9	100	—	—	—	—
Japan	410	—	100	—	—	—	475	—	100	—	—	—
Norway	374	100	—	—	—	—	427	100	—	—	—	—
Netherlands	334	100	—	—	—	—	416	100	—	—	—	—
Singapore	302	100	—	—	—	—	797	100	—	—	—	—
Spain	293	—	17	83	—	—	214	—	40	60	—	—
Finland	282	100	—	—	—	—	194	100	—	—	—	—
Other (c)	1,348	70	3	17	10	—	1,486	64	2	26	8	—
Supranational	7,656	100	—	—	—	—	7,734	100	—	—	—	—
Total non-U.S. government	$18,382	94%	3%	2%	1%	—%	$20,339	93%	3%	3%	1%	—%
(a)    Represents ratings by S&P or the equivalent.
(b)    At Dec. 31, 2023 and Dec. 31, 2022, non-U.S. government securities were included in Level 1 and Level 2 in the valuation hierarchy. All other assets in the table are Level 2 assets in the valuation hierarchy.
(c)    Includes non-investment grade non-U.S. government securities related to Brazil of $140 million at Dec. 31, 2023 and $123 million at Dec. 31, 2022.

Assets Measured at Fair Value on Nonrecurring Basis	The following table presents the carrying value as of Dec. 31, 2023 and Dec. 31, 2022 of financial instruments for which nonrecurring adjustments to fair value have been recorded during 2023 and/or 2022 and all non-readily marketable equity securities carried at cost with upward or downward adjustments by balance sheet caption and level in the fair value hierarchy.

Assets measured at fair value on a nonrecurring basis	Dec. 31, 2023				Dec. 31, 2022
				Total carrying value				Total carrying value
(in millions)	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Loans (a)	$—	$28	$—	$28	$—	$33	$—	$33
Other assets (b)	—	481	—	481	—	448	—	448
Total assets at fair value on a nonrecurring basis	$—	$509	$—	$509	$—	$481	$—	$481
(a)    The fair value of these loans decreased $3 million in 2023 and was unchanged in 2022, based on the fair value of the underlying collateral, as required by guidance in ASC 326, Financial Instruments – Credit Losses, with an offset to the allowance for credit losses.
(b)    Includes non-readily marketable equity securities carried at cost with upward or downward adjustments and other assets received in satisfaction of debt.

Summary of Financial Instruments Not Carried at Fair Value
The following tables present the estimated fair value and the carrying amount of financial instruments not carried at fair value on the consolidated balance sheet at Dec. 31, 2023 and Dec. 31, 2022, by caption on the consolidated balance sheet and by the valuation hierarchy.

Summary of financial instruments	Dec. 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$111,550	$—	$111,550	$111,550
Interest-bearing deposits with banks	—	12,134	—	12,134	12,139
Federal funds sold and securities purchased under resale agreements	—	28,900	—	28,900	28,900
Securities held-to-maturity	9,545	35,166	—	44,711	49,578
Loans (a)	—	65,026	—	65,026	65,977
Other financial assets	4,922	2,149	—	7,071	7,071
Total	$14,467	$254,925	$—	$269,392	$275,215
Liabilities:
Noninterest-bearing deposits	$—	$58,274	$—	$58,274	$58,274
Interest-bearing deposits	—	221,463	—	221,463	225,395
Federal funds purchased and securities sold under repurchase agreements	—	14,507	—	14,507	14,507
Payables to customers and broker-dealers	—	18,395	—	18,395	18,395
Borrowings	—	1,274	—	1,274	1,274
Long-term debt	—	30,596	—	30,596	31,257
Total	$—	$344,509	$—	$344,509	$349,102
(a)    Does not include the leasing portfolio.

Summary of financial instruments	Dec. 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total estimated fair value	Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$—	$91,655	$—	$91,655	$91,655
Interest-bearing deposits with banks	—	17,167	—	17,167	17,169
Federal funds sold and securities purchased under resale agreements	—	24,298	—	24,298	24,298
Securities held-to-maturity	10,948	39,044	—	49,992	56,194
Loans (a)	—	64,668	—	64,668	65,230
Other financial assets	5,030	1,817	—	6,847	6,847
Total	$15,978	$238,649	$—	$254,627	$261,393
Liabilities:
Noninterest-bearing deposits	$—	$78,017	$—	$78,017	$78,017
Interest-bearing deposits	—	196,258	—	196,258	200,953
Federal funds purchased and securities sold under repurchase agreements	—	12,335	—	12,335	12,335
Payables to customers and broker-dealers	—	23,435	—	23,435	23,435
Borrowings	—	911	—	911	911
Long-term debt	—	28,977	—	28,977	30,458
Total	$—	$339,933	$—	$339,933	$346,109
(a)    Does not include the leasing portfolio.